SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Prepayment to vendors	$ 2,437,313	$ 2,588,734
VAT input tax	486,247	511,027
Rent deposit	149,356	107,952
Prepaid service fees	174,136	95,680
Advances to non-director/officer employees	11,051	58,633
Others	23,759	4,856
Prepaid expenses and other current assets	$ 3,281,862	$ 3,366,882